                                              OppenheimerFunds, Inc.
                                            Two World Financial Center
                                          225 Liberty Street, 11th Floor
                                              New York, NY 10281-1008

Amee Kantesaria
Assistant Vice President &
Assistant Counsel

January 2, 2008

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

                  Re:      Oppenheimer Balanced Fund; Reg. No. 2-86903; File No. 811-3864

To the Securities and Exchange Commission:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment
No. 43 to the Registrant's Registration Statement on Form N-1A, which was filed electronically with the
Securities and Exchange Commission on December 28, 2007.

                                                                Sincerely,

                                                              /s/ Amee Kantesaria
                                                              Assistant Vice President &
                                                              Assistant Counsel
                                                              (212) 323-5217

cc:    Mayer Brown LLP
       KPMG LLP
       Gloria LaFond